Impairment - Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income (Details) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals		$ 1,191	$ 6,193	$ 12,299
Producing properties relating to oil and gas activities in brazil several CGUs [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		11,826	12,788	21,251
Recoverable amount		16,070	10,718	12,139
Impairment (losses) / reversals		$ (870)	$ 2,268	$ 8,653
Business segment		E&P - Brazil	E&P - Brazil	E&P - Brazil
Second refining unit in RNEST [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 1,716	$ 2,488
Recoverable amount		1,261	1,708
Impairment (losses) / reversals		$ 464	$ 780
Business segment		RTM - Brazil	RTM - Brazil
Fertilizer plant UFN III [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 412	$ 523	$ 935
Recoverable amount			370	434
Impairment (losses) / reversals		$ 412	$ 153	$ 501
Business segment		Gas & Power - Brazil	Gas & Power - Brazil	Gas & Power - Brazil
Oil and gas production and drilling equipment in brazil [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 360	$ 918	$ 750
Recoverable amount		4	64	243
Impairment (losses) / reversals		$ 363	$ 854	$ 507
Business segment		E&P - Brazil	E&P - Brazil	E&P - Brazil
Producing properties relating to oil and gas activities Abroad (several CGUs) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 215
Recoverable amount		89
Impairment (losses) / reversals		$ 128
Business segment		E&P - Abroad
Panamax vessels - Transpetro [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 112
Impairment (losses) / reversals		$ 112
Business segment		RTM - Brazil
Araucria fertilizers plant [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 70	$ 197
Recoverable amount			57
Impairment (losses) / reversals	$ 70	$ 70	$ 140
Business segment		Gas & Power -Brazil	Gas & Power - Brazil
Comperj [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 51	$ 403	$ 1,586
Recoverable amount				234
Impairment (losses) / reversals		$ 51	$ 403	$ 1,352
Business segment		RTM - Brazil	RTM - Brazil	RTM - Brazil
Conecta and DGM [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 38
Impairment (losses) / reversals		$ 38
Business segment		Distribution - Abroad
Others [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 1,863	$ 614
Recoverable amount		1,797	424
Impairment (losses) / reversals		$ 68	$ 148
Business segment		Several Segments	Several Segments
Cash generating unites first set [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals		$ 836	$ 5,637
Producing properties relating to oil and gas activities in Roncador [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		3,164
Recoverable amount		2,766
Impairment (losses) / reversals		$ 405
Business segment		E&P - Brazil
Others [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 317	96
Recoverable amount		366	104
Impairment (losses) / reversals		$ (50)	$ (8)
Business segment		Several Segments	Several Segments
Suape Petrochemical Complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 1,099	$ 1,143
Recoverable amount			480	943
Impairment (losses) / reversals			$ 619	$ 200
Business segment			RTM - Brazil	RTM - Brazil
Transpetro's fleet of vessels [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 1,793
Recoverable amount			1,549
Impairment (losses) / reversals			$ 244
Business segment			RTM - Brazil
Quixada power plant [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 28
Impairment (losses) / reversals			$ 28
Business segment			Biofuel, Brazil
Suape Petrochemical Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 816
Recoverable amount			381
Impairment (losses) / reversals			$ 435
Business segment			RTM - Brazil
Petrobras Chile distribucin [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 546
Recoverable amount			464
Impairment (losses) / reversals			$ 82
Business segment			Distribution - Abroad
Power Plants Celso Furtado and Romulo Almeida [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 120
Recoverable amount			72
Impairment (losses) / reversals			$ 47
Business segment			RTM - Brazil
Cash generating unites second set [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals			$ 556
Oil and gas producing properties abroad [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 1,548
Recoverable amount				918
Impairment (losses) / reversals		$ 128	$ 128	$ 637
Business segment				E&P - Abroad
Nitrogen fertilizer plant UFN-V [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 190
Impairment (losses) / reversals				$ 190
Business segment				Gas & Power - Brazil
Biodiesel plants [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 134
Recoverable amount				88
Impairment (losses) / reversals				$ 46
Business segment				Biofuel - Brazil
Cash generating unites others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 341
Recoverable amount				156
Impairment (losses) / reversals				$ 213
Business segment				Several segments